Dunham Monthly Distribution Fund

DUNHAM FUNDS

Dunham Monthly Distribution Fund

Class A (DAMDX)

Class C (DCMDX)

Class N (DNMDX)

Supplement dated March 29, 2018 to the Statutory Prospectus dated February 27, 2018 (the “Prospectus”), and the Summary Prospectus dated February 27, 2018 (the “Summary Prospectus”). This Supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

The purpose of this supplement is to describe important changes to the Dunham Monthly Distribution Fund (the “Fund”) that are effective as of April 1, 2018:

The annual Base Sub-Advisory fee payable to Perella Weinberg Partners Capital Management LP, Sub-adviser to the Dunham Monthly Distribution Fund ( the “Fund’), is lowered from 0.65% to 0.60% of the average daily assets of the Fund, and the Performance Fee rate is lowered from +/-0.40% to +/- 0.38% of the average daily net assets of the Fund. The index used to calculate the Sub-Adviser’s performance fee is changed to the IndexIQ IQ Hedge Market Neutral Total Return Index.

Reference is made to the section entitled “Fees and Expenses of the Fund” located on page 9 of the Prospectus and page 1 of the Summary Prospectus. The table describing the Class A, Class C and Class N shareholder expenses of the Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Monthly Distribution Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Monthly Distribution Fund		Class A	Class C	Class N
Management Fees	[1]	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Dividend Expense on Securities Sold Short		1.15%	1.15%	1.15%
Remaining Other Expenses		0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		2.94%	3.69%	2.69%
[1]	Management Fees have been restated to reflect an amendment to the Sub-Advisory fee schedule that is effective April 1, 2018. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 60 bps (0.60%) and can range from 0.22% to 0.98%, depending on the effect of performance fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund is deleted in its entirety and replaced with the following:
Expense Example - Dunham Monthly Distribution Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	855	1,432	2,034	3,649
Class C	371	1,129	1,906	3,941
Class N	272	835	1,425	3,022

The portion of the table following the section entitled “MANAGEMENT” on page 82 of the Prospectus describing the sub-advisory fulcrum fee arrangements for the Fund is amended to read as follows:

Fund	Current Management Fee Rates	Adviser’s Portion	Sub-Adviser’s Portion
Dunham Monthly Distribution Fund	0.87% - 1.65%	0.65%	0.22%-0.98%

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information dated February 27, 2018, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).